Document and Entity Information	Jun. 20, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001858257
Document Type	8-K
Document Period End Date	Jun. 20, 2024
Entity Registrant Name	AvidXchange Holdings, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40898
Entity Tax Identification Number	86-3391192
Entity Address, Address Line One	1210 AvidXchange Lane
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28206
City Area Code	(800)
Local Phone Number	560-9305
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.001 par value per share
Trading Symbol	AVDX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false